UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08464

High Income Opportunities Portfolio Formerly known as High Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

High Income Opportunities Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 6.4% (1)

Security	Principal Amount	Value
Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 8.55%, Maturing 7/13/15	$2,560,000	$1,945,600
		$1,945,600
Broadcasting — 1.1%
HIT Entertainment, Inc., Term Loan - Second Lien, 8.29%, Maturing 2/5/13	$9,180,000	$7,619,400
		$7,619,400
Capital Goods — 0.2%
Dresser, Inc., Term Loan - Second Lien, 8.47%, Maturing 5/4/15	$1,080,000	$1,036,800
		$1,036,800
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 4.98%, Maturing 5/25/13	$1,530,625	$1,346,950
		$1,346,950
Gaming — 1.1%
BLB Worldwide Holdings, Term Loan - Second Lien, 7.19%, Maturing 6/30/12	$5,410,000	$1,082,000
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 6.95%, Maturing 5/18/14	1,580,000	1,485,200
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	4,727,953	4,562,475
		$7,129,675
Healthcare — 0.2%
Advanced Medical Optics, Inc., Term Loan, 4.52%, Maturing 4/2/14	$1,382,500	$1,270,172
		$1,270,172
Homebuilders/Real Estate — 0.8%
Realogy Corp., Term Loan, 2.31%, Maturing 9/1/14	$1,455,300	$1,196,984
Realogy Corp., Term Loan, 5.46%, Maturing 9/1/14	5,405,400	4,445,941
		$5,642,925
Services — 1.5%
ADESA, Inc., Term Loan, 5.06%, Maturing 10/18/13	$5,365,800	$4,797,025
Catalina Marketing Corp., Term Loan, 8.78%, Maturing 10/1/08	2,965,000	2,683,325
Neff Rental, Inc., Term Loan - Second Lien, 6.40%, Maturing 5/31/13	1,310,000	830,213
Rental Service Corp., Term Loan - Second Lien, 6.30%, Maturing 11/30/13	1,854,309	1,525,169
		$9,835,732
Super Retail — 0.2%
General Nutrition Centers, Inc., Term Loan, 5.05%, Maturing 9/16/13	$1,835,705	$1,633,778
		$1,633,778
Telecommunications — 0.5%
Level 3 Communications, Inc., Term Loan, 4.94%, Maturing 3/13/14	$3,710,000	$3,376,100
		$3,376,100
Utilities — 0.3%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Maturing 10/10/14 (2)	$2,200,000	$2,073,500
		$2,073,500
Total Senior Floating-Rate Interests (identified cost $53,025,394)		$42,910,632

Corporate Bonds & Notes — 89.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.6%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$1,131,406
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,940	1,925,450
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	1,085	1,006,337
		$4,063,193
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,110	$921,398
		$921,398

Automotive & Auto Parts — 3.1%
Allison Transmission, Inc., 11.00%, 11/1/15 (3)	$590	$536,900
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	4,024,475
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,077,300
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,051,650
Ford Motor Credit Co., Sr. Notes, 5.70%, 1/15/10	910	784,213
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	995	747,856
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	5,400	4,600,843
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	155,027
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	6,080	5,129,580
General Motors Acceptance Corp., Variable Rate, 3.926%, 5/15/09	955	845,403
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,519,700
		$20,472,947
Broadcasting — 0.6%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	$1,675	$1,781,781
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13 (3)	2,515	2,307,512
		$4,089,293
Building Materials — 1.8%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$787,837
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,492,800
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13 (3)	3,055	2,749,500
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	4,157,850
PLY GEM Industries, Inc., Sr. Notes, 11.75%, 6/15/13 (3)	3,030	2,727,000
		$11,914,987
Cable/Satellite TV — 2.4%
Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$270	$259,875
CCH I, LLC/CCH I Capital Corp., 11.00%, 10/1/15	2,285	1,730,887
CCH II, LLC/CCH II Capital Corp., 10.25%, 10/1/13	585	517,725
CCH II, LLC/CCH II Capital Corp., 10.25%, 10/1/13 (3)	445	391,600
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	4,873,200
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14 (3)	2,340	2,445,300
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,149,287
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	1,070	960,325
National Cable PLC, 8.75%, 4/15/14	455	426,562
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	1,765	1,641,450
		$16,396,211
Capital Goods — 1.7%
American Railcar Industry, 7.50%, 3/1/14	$1,620	$1,506,600
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,470,725
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (3)	1,720	1,724,300
ESCO Corp., Sr. Notes, Variable Rate, 6.651%, 12/15/13 (3)	1,720	1,625,400
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,020,800
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,809,225
		$11,157,050
Chemicals — 1.8%
CII Carbon, LLC, 11.125%, 11/15/15 (3)	$1,665	$1,631,700
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16 (3)	4,115	2,777,625
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.953%, 11/15/13	2,325	1,976,250
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (3)	5,520	5,478,600
		$11,864,175
Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$4,991,875
		$4,991,875
Containers — 1.4%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,450,225
Pliant Corp. (PIK), 11.625%, 6/15/09	6,438	6,179,983
		$9,630,208
Diversified Financial Services — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/1/15 (3)	$1,795	$1,606,525
E*Trade Financial Corp., 7.875%, 12/1/15	3,295	2,784,275
Nuveen Investments, Inc., 5.00%, 9/15/10	515	459,637
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15 (3)	2,250	2,036,250
		$6,886,687

Diversified Media — 2.2%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,136,250
Affinion Group, Inc., 11.50%, 10/15/15	2,490	2,490,000
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	2,760	2,270,100
Nielsen Finance, LLC, 10.00%, 8/1/14	1,985	2,009,812
Nielsen Finance, LLC, 10.00%, 8/1/14 (3)	4,560	4,617,000
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	1,795	1,234,062
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	1,010	802,950
		$14,560,174
Energy — 11.1%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$4,995	$4,770,225
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,361,250
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	2,470,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,494,100
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,138,731
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,804,550
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15 (3)	4,040	4,060,200
OPTI Canada, Inc., 7.875%, 12/15/14	1,915	1,910,212
OPTI Canada, Inc., 8.25%, 12/15/14	2,135	2,161,687
Petrohawk Energy Corp., 7.875%, 6/1/15 (3)	1,525	1,483,062
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,361,000
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,672,050
Petroplus Finance, Ltd., 6.75%, 5/1/14 (3)	200	176,000
Petroplus Finance, Ltd., 7.00%, 5/1/17 (3)	4,055	3,527,850
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,777,700
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,415	2,962,512
Quicksilver Resources, Inc., 8.25%, 8/1/15	290	283,475
Sandridge Energy, Inc. (PIK), 8.625%, 4/1/15 (3)	6,240	6,333,600
Sandridge Energy, Inc., Sr. Notes, 8.00%, 6/1/18 (3)	3,730	3,711,350
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (3) (4)	6,330	886,200
SESI, LLC, 6.875%, 6/1/14	700	654,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,410	5,301,800
United Refining Co., Sr. Notes, 10.50%, 8/15/12	10,420	9,742,700
VeraSun Energy Corp., 9.875%, 12/15/12	1,240	1,060,200
		$74,104,954
Entertainment/Film — 1.1%
AMC Entertainment, Inc., 11.00%, 2/1/16	$6,970	$7,091,975
		$7,091,975
Environmental — 0.8%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,443,900
		$5,443,900
Food & Drug Retail — 0.9%
Rite Aid Corp., 7.50%, 3/1/17	$4,175	$3,402,625
Rite Aid Corp., 10.375%, 7/15/16	3,095	2,886,087
		$6,288,712
Food/Beverage/Tobacco — 2.3%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$6,585	$6,091,125
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	9,161	9,012,134
		$15,103,259
Gaming — 8.8%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (3)	$5,755	$3,366,675
CCM Merger, Inc., 8.00%, 8/1/13 (3)	3,635	2,971,612
Chukchansi EDA, Sr. Notes, Variable Rate, 6.328%, 11/15/12 (3)	595	484,925
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	705	694,823
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15 (3)	9,480	5,071,800
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	1,755	1,702,350
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3) (5)	1,225	888,125
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12 (3)	2,880	2,347,200
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,755	3,494,925
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (3)	1,620	40,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,515	1,773,075
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,014,800

Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	$1,060	$895,700
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	4,894,875
Park Place Entertainment, 7.875%, 3/15/10	7,725	6,855,937
Pinnacle Entertainment, Inc., 8.25%, 3/15/12	310	295,275
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,795	2,096,250
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (3)	1,184	1,225,440
San Pasqual Casino, 8.00%, 9/15/13 (3)	1,335	1,221,525
Scientific Games Corp., 7.875%, 6/15/16 (3)	725	706,875
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,325	894,375
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	5,575	2,773,562
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	3,605	3,415,738
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14 (3)	5,895	5,570,775
Wynn Las Vegas, LLC, 6.625%, 12/1/14	3,585	3,262,350
		$58,959,487
Healthcare — 5.1%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,280,125
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,127,300
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15 (3)	2,575	2,645,813
Biomet, Inc., 11.625%, 10/15/17	5,155	5,470,744
HCA, Inc., 7.875%, 2/1/11	344	342,280
HCA, Inc., 9.125%, 11/15/14	1,123	1,159,498
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (3)	5,535	5,451,975
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	4,039,200
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,269,275
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,638,350
US Oncology, Inc., 10.75%, 8/15/14	2,675	2,641,563
		$34,066,123
Homebuilders/Real Estate — 0.3%
Realogy Corp., 10.50%, 4/15/14	$3,045	$1,994,475
Stanley Martin Co., 9.75%, 8/15/15	955	386,775
		$2,381,250
Insurance — 0.2%
Hub International Holdings, Inc., 9.00%, 12/15/14 (3)	$670	$599,650
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 6.551%, 11/15/14 (3)	1,200	966,000
		$1,565,650
Leisure — 1.8%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (3)	$3,274	$1,833,162
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (3)	2,315	1,759,400
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12 (3)	3,985	3,427,100
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.623%, 5/1/10	5,030	4,904,250
		$11,923,912
Lodging and Casinos — 0.3%
Seminole Hard Rock Entertainment, Variable Rate, 5.28%, 3/15/14 (3)	$2,190	$1,784,850
		$1,784,850
Metals/Mining — 2.0%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$4,880	$3,757,600
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	1,035	719,325
FMG Finance PTY, Ltd., 10.625%, 9/1/16 (3)	5,820	6,780,300
FMG Finance PTY, Ltd., Variable Rate, 6.682%, 9/1/11 (3)	2,340	2,351,700
		$13,608,925
Paper — 2.6%
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13	$887	$740,645
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12	2,710	2,391,575
NewPage Corp., 10.00%, 5/1/12	2,390	2,300,375
NewPage Corp., 12.00%, 5/1/13	4,130	3,975,125
NewPage Corp., Variable Rate, 9.123%, 5/1/12	1,655	1,580,525
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	4,180	3,438,050
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12	1,105	980,688
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,170	1,833,650
		$17,240,633

Publishing/Printing — 1.7%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$2,120	$1,669,500
Harland Clarke Holdings, 9.50%, 5/15/15	2,220	1,820,400
R.H. Donnelley Corp., 8.875%, 10/15/17	6,570	3,186,450
Reader’s Digest Association, Inc., (The), Sr. Sub. Notes, 9.00%, 2/15/17 (3)	7,230	4,121,100
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17 (3)	695	455,225
		$11,252,675
Railroad — 0.6%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,112,625
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	640,250
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	2,390	2,425,850
		$4,178,725
Restaurants — 1.3%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,250,275
NPC International, Inc., 9.50%, 5/1/14	5,345	4,569,975
		$8,820,250
Services — 7.6%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$5,175	$4,683,375
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	7,650	6,674,625
Hertz Corp., 8.875%, 1/1/14	295	272,138
Hertz Corp., 10.50%, 1/1/16	3,620	3,167,500
Laureate Education, Inc., 10.00%, 8/15/15 (3)	5,915	5,286,531
Laureate Education, Inc., 10.25%, 8/15/15 (3)	6,790	5,720,032
Laureate Education, Inc., 11.75%, 8/15/17 (3)	3,930	3,482,963
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14 (3)	2,575	2,587,875
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,362,800
Neff Corp., Sr. Notes, 10.00%, 6/1/15	750	281,250
Rental Service Corp., 9.50%, 12/1/14	5,610	4,628,250
Ticketmaster, Sr. Notes, 10.75%, 8/1/16 (3)	3,635	3,780,400
Travelport, LLC, 9.875%, 9/1/14	4,355	3,679,975
Travelport, LLC, 11.875%, 9/1/16	537	422,888
West Corp., 9.50%, 10/15/14	4,480	3,875,200
		$50,905,802
Steel — 0.8%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$4,989,875
Ryerson, Inc., Sr. Notes, Variable Rate, 10.248%, 11/1/14 (3)	345	329,475
		$5,319,350
Super Retail — 5.9%
General Nutrition Center, Sr. Notes, Variable Rate, (PIK), 7.199%, 3/15/14	$5,290	$4,522,950
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,576,450
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,629,725
Neiman Marcus Group, Inc., 10.375%, 10/15/15	14,650	14,430,250
Sally Holdings, LLC, 9.25%, 11/15/14	515	504,700
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	4,965	4,803,638
Toys “R” Us, 7.375%, 10/15/18	1,525	1,113,250
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,386	5,465,640
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	2,425	1,406,500
		$39,453,103
Technology — 2.7%
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	$290	$266,438
Avago Technologies Finance, 10.125%, 12/1/13	1,945	2,061,700
Avago Technologies Finance, 11.875%, 12/1/15	2,860	3,060,200
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15 (3)	4,830	4,407,375
First Data Corp., 9.875%, 9/24/15 (3)	1,890	1,675,013
Nortel Networks, Ltd., 10.75%, 7/15/16 (3)	5,490	5,407,650
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	1,349	1,129,788
		$18,008,164
Telecommunications — 7.5%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,289,725
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (3)	10,167	9,404,475
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	3,795	3,889,875
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	6,370	6,640,725
Intelsat Corp., 9.25%, 8/15/14 (3)	3,750	3,721,875

Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16 (3)	$4,003	$4,053,038
Intelsat Subsidiary Holdings Co., Ltd., 8.50%, 1/15/13 (3)	4,020	3,999,900
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15 (3)	9,090	8,544,600
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17 (3)	6,060	5,620,650
		$50,164,863
Textiles/Apparel — 2.6%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$131,225
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	685	649,038
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,300	8,974,500
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	5,310,300
Quiksilver, Inc., 6.875%, 4/15/15	2,700	2,133,000
		$17,198,063
Transportation Ex Air/Rail — 0.6%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14 (3)	$3,825	$3,882,375
		$3,882,375
Utilities — 3.1%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,223	$2,372,660
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	570	527,250
Edison Mission Energy, 7.50%, 6/15/13	75	75,750
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17 (3)	6,490	6,717,150
NGC Corp., 7.625%, 10/15/26	3,205	2,692,200
NRG Energy, Inc., 7.25%, 2/1/14	150	146,625
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	358,900
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15 (3)	4,270	4,291,350
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15 (3)	3,335	3,351,675
		$20,533,560
Total Corporate Bonds & Notes (identified cost $655,599,585)		$596,228,758

Common Stocks — 2.6%

Security	Shares	Value
Energy — 0.6%
Petroplus Holdings AG (6)	100,000	$4,059,160
		$4,059,160
Gaming — 0.4%
Fontainebleau Equity Holdings, Class A (7) (8)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc. (6) (7)	4,858	80,157
Trump Entertainment Resorts, Inc. (6)	368,560	571,268
		$2,436,137
Leisure — 0.0%
HRP, Class B (3) (6) (7)	2,375	$24
		$24
Super Retail — 1.2%
GameStop Corp., Class A (6)	176,618	$7,154,795
GNC Acquisition Holdings, Class A (7) (8)	108,818	544,090
		$7,698,885
Telecommunications-Equipment — 0.4%
American Tower Corp., Class A (6)	71,445	$2,993,546
		$2,993,546
Total Common Stocks (identified cost $22,461,955)		$17,187,752

Convertible Bonds — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.7%
L-3 Communications Corp., 3.00%, 8/1/35 (3)	$3,890	$4,473,500
Total Convertible Bonds (identified cost $3,929,855)		$4,473,500

Convertible Preferred Stocks — 1.7%

Security	Shares	Value
Energy — 1.1%
Chesapeake Energy Corp., 4.50%	53,543	$6,853,504
Chesapeake Energy Corp., 5.00% (3)	6,292	895,037
		$7,748,541
Telecommunications — 0.6%
Crown Castle International Corp., (PIK), 6.25%	67,777	$3,761,624
		$3,761,624
Total Convertible Preferred Stocks (identified cost $9,034,433)		$11,510,165

Preferred Stocks — 0.4%

Security	Shares/Units	Value
Gaming — 0.4%
Fontainebleau Resorts LLC (PIK) (7) (8)	3,896	$2,481,790
		$2,481,790
Super Retail — 0.0%
GNC Acquisition Holdings (7) (8)	37,182	$185,910
		$185,910
Total Preferred Stocks (identified cost $4,081,970)		$2,667,700

Miscellaneous — 0.2%

Security	Shares	Value
Cable/Satellite TV — 0.2%
Adelphia, Inc., Escrow Certificate (6)	7,585,000	$644,725
Adelphia, Inc., Escrow Certificate (6)	3,555,000	297,731
Adelphia Recovery Trust (6)	10,758,837	484,148
		$1,426,604
Utilities — 0.0%
Mirant Corp., Escrow Certificate (6) (7) (8)	1,440,000	$144
Mirant Corp., Escrow Certificate (6) (7) (8)	3,200,000	320
		$464
Total Miscellaneous (identified cost $9,898,658)		$1,427,068

Warrants — 0.2%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (6) (7)	13,600	$0
		$0
Gaming — 0.2%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (6) (7) (8)	25,351	$1,318,262
		$1,318,262
Total Warrants (identified cost $730,314)		$1,318,262
Total Investments — 101.3% (identified cost $758,762,164)		$677,723,837
Other Assets, Less Liabilities — (1.3)%		$(8,780,015)
Net Assets — 100.0%		$668,943,822

PIK	—	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.  Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $211,327,908 or 31.6% of the Portfolio’s net assets.

(4)		Issuer is in default and security is currently not accruing interest.
(5)		Defaulted security.
(6)		Non-income producing security.
(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)		Restricted security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$760,242,390
Gross unrealized appreciation	$13,416,815
Gross unrealized depreciation	(95,935,368)
Net unrealized depreciation	$(82,518,553)

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		185,910
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,784,712
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	3,896	3,896,060		2,481,790
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	1,318,262
Total Restricted Securities			$6,410,772		$6,315,228

(1) Less than $0.50.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In exchange for	Net Unrealized Depreciation
8/29/08	Swiss Franc 4,058,000	United States Dollar 3,869,295	$(3,729)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp., Series C	Sell	$1,525	3.20%	12/20/09	$(8,439)
Citigroup, Inc.	AMD, Inc., Series A	Sell	7,000	6.40	12/20/12	(1,649,412)
	First Data Corp., Series B	Sell	3,050	3.20	12/20/09	(87,367)
	First Data Corp., Series C	Sell	3,050	3.55	12/20/09	(2,834)
	General Motors Corp.	Sell	4,000	5.00	9/20/09	(284,099)
Goldman Sachs Capital Markets L.P.	General Motors Corp.	Sell	1,600	7.25	9/20/10	(422,251)
JPMorgan Chase Bank	AMD, Inc., Series B	Sell	1,500	6.50	12/20/12	(349,794)
	AMD, Inc., Series C	Sell	1,500	6.40	12/20/12	(353,446)
	Ford Motor Corp.	Sell	3,200	8.50	3/20/10	(259,990)
Lehman Brothers, Inc.	Ford Motor Corp.	Sell	2,890	8.00	3/20/10	(384,348)
	Ford Motor Corp., Series C	Sell	10,000	7.20	12/20/09	(825,598)
	Ford Motor Corp., Series C	Sell	5,900	6.10	12/20/08	(117,873)
	Ford Motor Corp., Series D	Sell	2,960	7.20	12/20/09	(356,455)
	General Motors Corp.	Sell	4,800	6.50	9/20/08	(98,736)
	General Motors Corp.	Sell	2,950	5.90	12/20/09	(573,635)
	General Motors Corp., Series D	Sell	2,960	7.00	12/20/09	(541,496)
	Rite Aid Corp., Series A	Sell	1,470	3.90	12/20/08	(19,016)
	Rite Aid Corp., Series B	Sell	2,930	5.60	3/20/09	(29,539)
	Rite Aid Corp., Series C	Sell	1,600	5.60	3/20/09	(16,131)
	Toys “R” Us	Sell	3,000	4.35	12/20/08	3,630
	Toys “R” Us	Sell	1,465	8.90	3/20/13	12,833
Morgan Stanley Capital Services, Inc.	Darden Restaurant	Buy	5,755	1.70	9/20/13	(39,913)
	Intelsat Ltd.	Sell	2,940	3.75	12/20/08	26,196
RBS Greenwich Capital	First Data Corp., Series E	Sell	3,040	3.95	12/20/10	(67,305)
	First Data Corp., Series F	Sell	1,520	3.90	12/20/10	(35,249)
						$(6,480,267)

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 19, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 19, 2008